Settlements Payable (Details) - USD ($)		1 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Apr. 15, 2020	Nov. 27, 2018	Jul. 20, 2018	Mar. 31, 2021	Dec. 15, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Jan. 27, 2020	Dec. 20, 2018
Settlements Payable (Textual)
Settlement agreement			$ 127,056
Initial payment			12,706
Monthly payments amount			$ 6,500
Final payment									$ 3,850
Payment legal settlement				$ 42,850		$ 42,850	$ 42,850
Payments to plaintiff		$ 600,000			$ 33,333
Accrued expense								$ 500,000
Accrued expensed								$ 600,000
Employer payroll taxes taxes						0	131,724
Total settlement payable				$ 42,850		42,850	174,574
Debt Instrument	$ 210,409
Down payment										$ 200,000
American Express [Member]
Settlements Payable (Textual)
Charges amount						$ 42,850
Chief Strategy Officer [Member]
Settlements Payable (Textual)
Employer payroll taxes taxes							131,724
Charges amount							$ 174,574